Identification and business activity (Details 2) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating income
Net sales	$ 1,223,942	$ 1,015,670	$ 846,269
Total income	1,274,378	1,068,791	929,522
Operating costs
Cost of sales, excluding depreciation and amortization	980,254	824,973	922,572
Depreciation and amortization	(213,722)	(192,647)	(232,583)
Mining royalties	(31,217)	(27,611)	27,188
Total operating costs	(980,254)	(824,973)	(922,572)
Gross loss	(294,124)	(243,818)	(6,950)
Operating income (expenses), net
Impairment loss of long-lived assets, note 11(b)	21,620	0	3,803
Administrative expenses	83,597	81,692	84,372
Operating loss	(105,516)	(132,196)	136,935
Reversal of Impairment loss of long-lived assets for sale of mining units and other assets	(11,770)	0	0
Other, net	258,826	24,107	26,739
Total operating expenses, net	188,608	111,622	143,885
Other income (expense), net
Finance costs, note 15(b)	34,623	31,580	27,572
Net gain (loss) from currency exchange difference	(2,928)	(2,638)	13,693
Total other expenses, net	(12,971)	(387,433)	(203,614)
Loss from discontinued operations	10,098	19,073	20,233
Discontinued Operations Mining Activities [Member]
Operating income
Net sales	0	1,149	22,740
Total income	0	1,149	22,740
Operating costs
Cost of sales, excluding depreciation and amortization	0	(4,842)	(19,540)
Exploration	0	(3,777)	(1,847)
Depreciation and amortization	0	(5,049)	(9,882)
Mining royalties	0	(11)	(223)
Total operating costs	0	(13,679)	(31,492)
Gross loss	0	(12,530)	(8,752)
Operating income (expenses), net
Changes in provision for closure of mining units, note 15(b)	(12,701)	(3,365)	(45)
Net loss in sale of mining units	(18,550)	(3,014)	0
Impairment loss of long-lived assets, note 11(b)	0	(2,043)	(7,452)
Administrative expenses	(941)	(111)	(2,234)
Reversal (provision) for contingencies	(423)	901	(381)
Operating loss	(9,406)	(18,049)	(19,469)
Gain (loss) for sale in other assets	(162)	3,200	0
Reversal of Impairment loss of long-lived assets for sale of mining units and other assets	17,197	0	0
Reversal of provision for closure of mining units for sale of mining units	11,700	0	0
Reversal of provision for impairment of inventories	1,345	706	1,474
Other, net	(6,871)	(1,793)	(2,079)
Total operating expenses, net	(9,406)	(5,519)	(10,717)
Other income (expense), net
Finance costs, note 15(b)	(694)	(970)	(890)
Net gain (loss) from currency exchange difference	2	(50)	129
Total other expenses, net	(692)	(1,020)	(761)
Loss before income tax	(10,098)	(19,069)	(20,230)
Income tax	0	(4)	(3)
Loss from discontinued operations	$ (10,098)	$ (19,073)	$ (20,233)
Loss from the discontinued operations, per basic and diluted share, express in U. S. dollars	$ (0.04)	$ (0.07)	$ (0.08)